Investment in Joint Venture	12 Months Ended
Jun. 30, 2024
Investment in Joint Venture [Abstract]
INVESTMENT IN JOINT VENTURE

12.    INVESTMENT IN JOINT VENTURE

	30 June 2024 $	30 June 2023 $
Shares in Tanbreez Mining Greenland A/S	5,000,000	—
Financial assets at fair value through profit or loss at end of period	5,000,000	—

Balance at beginning of period	—	—
Purchase of unlisted investments(i)	5,000,000	—
Financial assets at fair value through profit or loss at end of period	5,000,000	—

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(i)      On 5 June 2024 CRML entered into a heads of agreement to acquire 92.5% of the issued capital of Rimbal Pty Ltd (Vendor) which is the registered holder of 92.5% of the issued capital of Tanbreez Mining Greenland A/S (Tanbreez) which holds the only exploitation permit for rare earths in Greenland (HOA). The HOA was comprised of the following stages:

1.       Initial Investment of US$5,000,000 to acquire a 5.55% equity interest in Tanbreez

2.       Stage 1 interest — Issue of US$90,000,000 of shares in CRML subject to holding lock until 28 February 2025 to acquire a 36.45% equity interest in Tanbreez

3.       Stage 2 interest — Issue of US$116,000,000 of shares in CRML equal to 95% of the closing price of CRML shares on the date upon which CRML meets a minimum of US$10 million on the permit within 2 years to acquire a 50.50% equity interest in Tanbreez

Under the terms of the HOA, CRML has the right to appoint two directors to the board of Tanbreez. Subsequent to the year end on 2 July 2024, Tony Sage was appointed as CRML’s representative on the Board of Tanbreez.

The Vendor is a company controlled by geologist Gregory Barnes. Under the terms of the HOA, upon the completion of Stage 1 Interest, Gregory Barnes will be appointed Strategic advisor to the board of CRML.

As at 30 June 2024, the Group held an interest of 5.55%. Subsequent to the year end, Critical Metals Corp completed stage 1 acquisition with the issue of 8,395,523 shares in CRML. As at the date of this report, the Group holds a 42.0% interest in Tanbreez.